Intangible assets	12 Months Ended
Jun. 30, 2018
Intangible Assets
Intangible assets
12.	Intangible assets

Changes in the Group’s intangible assets for the fiscal years ended June 30, 2018 and 2017 are as follows:

	Goodwill	Software	Rights of use (ii)	Right to receive units (Barters) (iii)	Others	Total
As of June 30, 2016
Costs	-	16,829	20,873	38,281	11,861	87,844
Accumulated depreciation	-	(15,098)	(1,414)	-	(4,193)	(20,705)
Net book amount as of 06.30.16	-	1,731	19,459	38,281	7,668	67,139
Additions	-	33,650	-	2,136	-	35,786
Incorporation as result of business combination (Note 15)	26,375	-	-	-	-	26,375
Transfers to trading properties (Note 11)	-	-	-	(12,857)	-	(12,857)
Amortization charge (i)	-	(2,271)	(419)	-	(2,193)	(4,883)
As of June 30, 2017	26,375	33,110	19,040	27,560	5,475	111,560
Costs	26,375	50,479	20,873	27,560	11,861	137,148
Accumulated depreciation	-	(17,369)	(1,833)	-	(6,386)	(25,588)
Net book amount as of 06.30.17	26,375	33,110	19,040	27,560	5,475	111,560
Additions	-	41,915	-	7,873	-	49,788
Incorporation as result of business combination (Note 15)	74,486	-	-	-	-	74,486
Transfers to trading properties (Note 11)	-	-	-	(8,837)	-	(8,837)
Amortization charge (i)	-	(10,422)	(1,333)	-	(2,191)	(13,946)
As of June 30, 2018	100,861	64,603	17,707	26,596	3,284	213,051
Costs	100,861	92,394	20,873	26,596	11,861	252,585
Accumulated depreciation	-	(27,791)	(3,166)	-	(8,577)	(39,534)
Net book amount as of 06.30.18	100,861	64,603	17,707	26,596	3,284	213,051

(i)	As of June 30, 2018 and 2017, depreciation charges were charged to “Costs” in the amount of Ps. 5,643 and Ps. 2,094, respectively, to “General and administrative expenses” in the amount of Ps. 8,174 and Ps. 2,700, respectively and to “Selling expenses” in the amount of Ps. 129 and Ps. 89, respectively, in the Statements of Comprehensive Income (Note 25). There are no impairment charges for any of the reported years.
(ii)	Corresponds to Distrito Arcos.
(iii)	Corresponds to in-kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 32).